Schedule of Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Contract Assetsliabilities
Billings in advance of performance obligation under contracts	$ 2,987,842	$ 4,037,624	$ 805,163